Consolidated Statements of Cash Flows - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss	€ (6,529,827)	€ (8,912,495)	€ (11,645,455)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	28,082	44,523	42,453
Retirement benefit obligation	100,018	63,112	75,692
Share-based compensation	1,009,738	847,255	739,884
Fair value loss on convertible bond	103,000
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(17,136)	667,328	(554,042)
Other non-current assets	(1,579,199)	699,816	596,943
Accounts payable	1,191,437	22,855	(747,079)
Accounts payable - related party	120,212	9,228	18,900
Accrued expenses	(121,189)	79,171	(49,253)
Accrued expenses - related party	(953,173)	169,767	372,371
Other current liabilities	(218,764)	82,702	(42,813)
Other non-current liabilities	(1,158)	(13,436)	(12,624)
Net cash used in operating activities	(6,867,959)	(6,240,174)	(11,205,023)
Cash flows from investing activities
Purchases of marketable securities	(33,165,127)	(16,380,363)	(14,878,875)
Proceeds from maturities of marketable securities	18,628,816	23,267,895
Purchases of fixed assets	(7,625)	(4,468)	(13,791)
Net cash (used in) provided by investing activities	(14,543,936)	6,883,064	(14,892,666)
Cash flows from financing activities
Proceeds from the ATM program	14,787,458	270,885	531
Proceeds from the convertible bond	7,500,000
Net cash provided by financing activities	22,287,458	270,885	531
Effect of exchange rate changes	70,360	(23,446)	(6,278)
Net increase (decrease) in cash and cash equivalents	945,923	890,329	(26,103,436)
Cash and cash equivalents at the beginning of the period	4,581,749	3,691,420	29,794,856
Cash and cash equivalents at the end of the period	€ 5,527,672	€ 4,581,749	€ 3,691,420